Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	YACKTMAN FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000885980
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
YACKTMAN FOCUSED FUND (Prospectus Summary) | YACKTMAN FOCUSED FUND | YACKTMAN FOCUSED FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YAFFX
YACKTMAN FUND (Prospectus Summary) | YACKTMAN FUND | YACKTMAN FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YACKX